SUBSEQUENT EVENTS (Details) ¥ in Thousands, $ in Thousands	May 10, 2025 CNY (¥)	May 10, 2025 USD ($)	Apr. 22, 2024 CNY (¥)	Apr. 22, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Subsequent Event
Convertible senior notes held by a related party					¥ 424,962	$ 59,855	¥ 522,744
Subsequent event | 2025 Convertible Notes
Subsequent Event
Repurchase amount	¥ 424,962	$ 60,000
Convertible senior notes held by a related party			¥ 106,240	$ 15,000